Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ 87,375	$ (31,526)	$ (323,211)	$ (32,829)
Tax expense calculated at statutory tax rate	21,843	(7,882)	(80,803)	(8,207)
Valuation allowance	26,023	7,882	36,873	8,207
Total income taxes	$ (47,866)		$ 43,930